Income Taxes (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Note [Line Items]
Percentage of effective tax rate	21.00%	34.00%
Net adjustment in income tax expense	$ 0	$ 228,000
Statutory federal income tax rate	19.00%	66.00%
Deferred tax liability not recognized with respect to Federal base year reserve	$ 1,518,000	$ 1,518,000
Deferred tax liability, unrecognized, federal base year reserve	$ 319,000	$ 319,000
Previous tax year
Income Tax Note [Line Items]
Percentage of effective tax rate	35.00%
Current tax year
Income Tax Note [Line Items]
Percentage of effective tax rate	21.00%